Employee compensation (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Employee Compensation Costs
Employee compensation costs were included in the following expenses for the year ended December 31, 2025 and 2024 is as follows:

	December 31,
	2025	2024
	$	$
Cost of revenue	19,909	19,222
General and administrative	17,648	16,864
Sales and marketing	55,903	48,040
Research and development	35,029	30,728
	128,489	114,854